Debentures	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Debentures Abstract [Abstract]
Disclosure Of Detailed Information About Debentures Explanatory

22. Debentures

Details of debentures as of December 31, 2017 and 2018, are as follows:

	Annual interest rate (%)	2017		2018
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	1.49~5.86	￦	869,294	￦	1,296,860
Subordinated fixed rate debentures in Korean won	1.63~4.35		2,913,411		3,437,729
Fixed rate debentures in Korean won	1.35~5.70		36,823,365		42,203,545
Floating rate debentures in Korean won	1.72~1.77		728,000		1,650,000

Sub-total			41,334,070		48,588,134

Fair value adjustments on fair value hedged financial debentures in Korean won			19,891		19,252
Less: Discount on debentures in Korean won			(53,897)		(33,445)

Sub-total			41,300,064		48,573,941

Debentures in foreign currencies
Floating rate debentures	0.00~3.72		1,371,392		1,791,868
Fixed rate debentures	1.63~3.63		2,363,486		2,951,251

Sub-total			3,734,878		4,743,119

Fair value adjustments on fair value hedged debentures in foreign currencies			(25,941)		(24,073)
Less: Discount on debentures in foreign currencies			(16,277)		(14,290)

Sub-total			3,692,660		4,704,756

Total		￦	44,992,724	￦	53,278,697

Changes in debentures based on face value for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Issues		Repayments		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	1,146,300	￦	3,876,080	￦	(4,153,086)	￦	—	￦	869,294
Subordinated fixed rate debentures in Korean won		3,271,693		—		(358,282)		—		2,913,411
Fixed rate debentures in Korean won		25,627,695		133,283,400		(122,087,730)		—		36,823,365
Floating rate debentures in Korean won		1,108,000		410,000		(790,000)		—		728,000

Sub-total		31,153,688		137,569,480		(127,389,098)		—		41,334,070

Debentures in foreign currencies
Floating rate debentures		1,063,480		1,338,239		(911,936)		(118,391)		1,371,392
Fixed rate debentures		2,803,720		795,150		(945,394)		(289,990)		2,363,486

Sub-total		3,867,200		2,133,389		(1,857,330)		(408,381)		3,734,878

Total	￦	35,020,888	￦	139,702,869	￦	(129,246,428)	￦	(408,381)	￦	45,068,948

	2018
	Beginning		Issues		Repayments		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	869,294	￦	3,662,797	￦	(3,235,231)	￦	—	￦	1,296,860
Subordinated fixed rate debentures in Korean won		2,913,411		600,000		(75,682)		—		3,437,729
Fixed rate debentures in Korean won		36,823,365		136,987,100		(131,606,920)		—		42,203,545
Floating rate debentures in Korean won		728,000		1,160,000		(238,000)		—		1,650,000

Sub-total	￦	41,334,070	￦	142,409,897	￦	(135,155,833)	￦	—	￦	48,588,134

Debentures in foreign currencies
Floating rate debentures		1,371,392		725,638		(384,230)		79,068		1,791,868
Fixed rate debentures		2,363,486		493,022		—		94,743		2,951,251

Sub-total		3,734,878		1,218,660		(384,230)		173,811		4,743,119

Total	￦	45,068,948	￦	143,628,557	￦	(135,540,063)	￦	173,811	￦	53,331,253